Annual Fund Operating Expenses - AST Quantitative Modeling Portfolio - No Share Class	Apr. 26, 2021
Operating Expenses:
Management Fees	0.25%
+ Distribution and/or Service Fees (12b-1 Fees)
+ Other Expenses	0.01%
+ Acquired Fund Fees & Expenses	0.82%
= Total Annual Portfolio Operating Expenses	1.08%